Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale
Schedule of non-current assets held for sale
	2017	2016

Losango Project
Biological assets	284,217	284,217
Property, plant and equipment - substantially land	305,632	305,632
Others	8,408	8,408

(-) Disposals (Note 1(b))	(598,257)

		598,257